Convertible Note	6 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTE

NOTE 16 – CONVERTIBLE NOTE

On December 20, 2021, E-Home Household Service Holdings Limited (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (“Investor”) pursuant to which the Company issued an unsecured convertible promissory note with a two-year maturity (the “Convertible Note”) to Investor. The Convertible Note has the original principal amount of $5,275,000.00 including the original issue discount of $250,000 and Investor’s legal and other transaction costs of $25,000. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note:

●	Interest accrues on the outstanding balance of the Convertible Note at 8% per annum from the Purchase Price Date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Convertible Note.

●	Upon the occurrence of a Trigger Event, Investor may increase the outstanding balance payable under the Convertible Note by 12% or 5%, depending on the nature of such event. If the Company files to cure the Trigger Event within the required five trading days, the Triger Event will automatically become an event of default and interest will accrue at the lesser of 22% per annum or the maximum rate permitted by applicable law. The Company evaluated these trigger events and concluded to record no provision as of December 31, 2021.

●	Investor may convert all or any part of the outstanding balance of the Convertible Note, at any time after six months from the issue date, into ordinary shares of the Company at a price equal to 85% multiplied by the lowest daily VWAP (Volume-Weighted Average Price) during the ten trading days immediately preceding the applicable conversion, subject to certain adjustments, an issuance cap pursuant to NASDAQ Listing Rule 5635(d) and ownership limitations specified in the Convertible Note.

●	Joseph Stone Capital, LLC (“JSC”) acted as the exclusive placement agent in connection with the offering. The Company agreed to pay JSC a cash fee equal to 6.5% of the aggregate gross proceeds received by the Company in the offering as well as certain placement agent allowance and legal fees. In addition, the Company agreed to issue to JSC or its designee(s) warrants to purchase up to 157,934 ordinary shares of the Company (the “Warrants”). The Warrants have a term of five years and are exercisable at a price of $2.00 per share.

●

Lender has the right at any time after the date that is six (6) months from the Purchase Price Date until the Outstanding Balance has been paid in full, at its election, to convert (“Conversion”) all or any portion of the Outstanding Balance into fully paid and non-assessable Ordinary Shares, par value $0.0001 (the “Ordinary Shares”), of Borrower (“Conversion Shares”) as per the following conversion formula: the number of Conversion Shares equals the amount being converted (the “Conversion Amount”) divided by the Conversion Price; provided, however, that in the event the Floor Price is higher than the Conversion Price, Borrower may, subject to applicable Nasdaq listing rules, either agree to lower the Floor Price (as defined below) to be equal to the applicable Conversion Price or satisfy the Conversion in cash.

In accounting for the issuance of the Convertible Note, the Company separated the Convertible Note into liability and equity components. The carrying amount of the equity component of the Convertible Note and the warrants was $1,307,495 (equity component $1,095,390, warrants value $212,105). Equity component was determined by deducting the fair value of the liability component from the par value of the original Convertible Note. Warrants value was determined with the Black Scholes model. Equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the Convertible Note.

Debt issuance costs related to the original Convertible Note comprised of commissions paid to third party placement agent, lawyers, and warrants value of $880,025. The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note based on their relative values. Issuance costs attributable to the liability component were $697,282 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $182,743 and netted with the equity component in stockholders’ equity of $1,095,390 and warrant value of $212,105.

Net carrying amount of the liability component Convertible Note dated as of December 31, 2021 was as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note	$5,275,000	(1,772,350)	$3,502,650

Net carrying amount of the equity component of the Convertible Note as of December 31, 2021 was as follows:

	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Note – equity portion	$1,095,390	182,743	$912,647

Amortization of issuance cost, debt discount and interest cost for the six months ended December 31, 2021 were as follows:

	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note	$20,322	11,734	$32,056

The effective interest rate to derive the liability component fair value is 33.14% for the Convertible Note.